STOCKHOLDERS' EQUITY, Common Stock (Q3) (Details)						9 Months Ended
	Jul. 06, 2021 USD ($) $ / shares shares	Jun. 28, 2021 USD ($) $ / shares shares	Mar. 26, 2021 USD ($) $ / shares shares	Mar. 23, 2021 USD ($) $ / shares shares	Jan. 25, 2021	Sep. 30, 2021 USD ($) shares
Common Stock [Abstract]
Net proceeds						$ 123,909,289
IPO [Member]
Common Stock [Abstract]
Reduction of shares issued due to fractional shares based on the public offering price (in shares) | shares						(15)
Reduction of shares outstanding due to fractional shares based on the public offering price (in shares) | shares						(15)
Gross proceeds from offering				$ 118,750,000
Underwriting commissions				8,312,500
Expenses incurred				$ 3,093,836
Over-Allotment Option [Member]
Common Stock [Abstract]
Shares issues (in shares) | shares	269,650
Share price (in dollars per share) | $ / shares	$ 20.50
Gross proceeds from offering	$ 5,527,825		$ 17,812,500
Underwriting commissions	304,030		$ 1,246,875
Net proceeds	$ 5,223,795
Additional Offering [Member]
Common Stock [Abstract]
Shares issues (in shares) | shares		2,750,000
Share price (in dollars per share) | $ / shares		$ 20.50
Gross proceeds from offering		$ 56,375,000
Underwriting commissions		3,100,625
Expenses incurred		701,989
Net proceeds		$ 52,572,386
Common Stock [Member]
Common Stock [Abstract]
Stock split					7
Common Stock [Member] | IPO [Member]
Common Stock [Abstract]
Shares issues (in shares) | shares				6,250,000
Share price (in dollars per share) | $ / shares				$ 19.00
Common Stock [Member] | Over-Allotment Option [Member]
Common Stock [Abstract]
Shares issues (in shares) | shares			937,500
Share price (in dollars per share) | $ / shares			$ 19.00